UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Mid Cap II Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2009

1.814652.104

AMP-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
CONSUMER DISCRETIONARY - 22.2%
Auto Components - 0.8%
Amerigon, Inc. (a)	83,098	$ 307,463
Autoliv, Inc.	30	557
China Automotive Systems, Inc. (a)	38,260	134,293
Fuel Systems Solutions, Inc. (a)(d)	428,462	5,775,668
Gentex Corp.	20,533	204,509
New Focus Auto Tech Holdings Ltd.	939,910	113,995
Xinyi Glass Holdings Co. Ltd.	8,474,000	3,761,144
		10,297,629
Automobiles - 0.1%
Geely Automobile Holdings Ltd.	11,355,000	996,252
Diversified Consumer Services - 0.3%
Benesse Corp.	35,200	1,296,428
Brinks Home Security Holdings, Inc. (a)	39,357	889,468
Educomp Solutions Ltd.	10,364	427,594
New Oriental Education & Technology Group, Inc. sponsored ADR (a)(d)	41,100	2,065,275
		4,678,765
Hotels, Restaurants & Leisure - 2.3%
Jollibee Food Corp.	200	180
Kappa Create Co. Ltd.	87,700	1,411,489
McDonald's Corp.	57,500	3,137,775
Minor International PCL (For. Reg.)	464,420	85,140
P.F. Chang's China Bistro, Inc. (a)(d)	50,172	1,147,935
Papa John's International, Inc. (a)	23,686	541,699
Shangri-La Asia Ltd.	250,000	283,854
Sonic Corp. (a)	128,139	1,283,953
Starbucks Corp. (a)	158,000	1,755,380
Starwood Hotels & Resorts Worldwide, Inc.	554,070	7,036,689
TAJ GVK Hotels & Resorts Ltd.	58,333	55,064
WMS Industries, Inc. (a)	645,425	13,495,837
		30,234,995
Household Durables - 1.2%
Goldcrest Co. Ltd.	108,730	2,409,858
Tupperware Brands Corp.	690,341	11,728,894
Whirlpool Corp.	47,900	1,417,361
		15,556,113
Internet & Catalog Retail - 4.2%
Netflix, Inc. (a)(d)	1,299,210	55,762,094
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 3.2%
Hasbro, Inc.	1,687,839	$ 42,314,124
Leapfrog Enterprises, Inc. Class A (a)	46,547	64,235
		42,378,359
Media - 2.0%
Ascent Media Corp. (a)	19,100	477,500
Cinemax India Ltd.	63,270	57,444
Entertainment Network (India) Ltd. (a)	23,177	51,588
Eros International PLC (a)	267,600	314,841
SinoMedia Holding Ltd.	1,309,000	182,405
The Walt Disney Co.	1,221,985	22,191,248
VisionChina Media, Inc. ADR (a)	603,900	3,895,155
		27,170,181
Multiline Retail - 0.0%
REI Six Ten Retail Ltd. (a)	79	1,324
Specialty Retail - 7.3%
ABC-Mart, Inc.	399,700	7,628,040
Advance Auto Parts, Inc.	110,200	4,527,016
Aeropostale, Inc. (a)	647,114	17,187,348
Hot Topic, Inc. (a)	315,942	3,535,391
Inditex SA	213	8,303
Nitori Co. Ltd.	109,200	6,110,907
Pou Sheng International (Holdings) Ltd.	25,612	2,677
Ross Stores, Inc.	875,831	31,424,816
Sally Beauty Holdings, Inc. (a)(d)	2,573,796	14,619,161
SAZABY, Inc.	55,900	625,340
TJX Companies, Inc.	428,582	10,988,842
Tsutsumi Jewelry Co. Ltd.	6,000	104,443
		96,762,284
Textiles, Apparel & Luxury Goods - 0.8%
China Dongxiang Group Co. Ltd.	3,832,000	1,409,105
Columbia Sportswear Co. (d)	46,412	1,388,647
Daphne International Holdings Ltd.	2,134,000	459,816
Shenzhou International Group Holdings Ltd.	3,355,000	861,427
Under Armour, Inc. Class A (sub. vtg.) (a)	103,024	1,692,684
VF Corp.	92,553	5,285,702
		11,097,381
TOTAL CONSUMER DISCRETIONARY		294,935,377
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 8.9%
Beverages - 2.0%
Molson Coors Brewing Co. Class B	776,090	$ 26,604,365
Food & Staples Retailing - 3.3%
BJ's Wholesale Club, Inc. (a)	295,042	9,438,394
Daikokutenbussan Co. Ltd.	16,300	262,660
Heng Tai Consumables Group Ltd. (a)	6,268,400	303,292
Kroger Co.	126,600	2,686,452
Plant Co. Ltd.	9,800	21,491
Sugi Holdings Co. Ltd.	121,900	2,244,332
Tsuruha Holdings, Inc.	70,200	1,792,175
Wal-Mart Stores, Inc.	515,600	26,862,760
		43,611,556
Food Products - 3.4%
Britannia Industries Ltd.	10,968	303,065
Chiquita Brands International, Inc. (a)	135,570	898,829
ConAgra Foods, Inc.	281,460	4,748,230
Hormel Foods Corp.	496,480	15,743,381
Kellogg Co.	120,200	4,402,926
PureCircle Ltd. (a)	92,394	251,877
REI Agro Ltd.	1,060	813
Toyo Suisan Kaisha Ltd.	537,000	11,078,591
Want Want China Holdings Ltd.	17,676,000	8,210,310
		45,638,022
Personal Products - 0.2%
American Oriental Bioengineering, Inc. (a)	9,150	35,319
Concern Kalina OJSC sponsored ADR	30,300	151,319
Godrej Consumer Products Ltd.	44,723	117,985
Hengan International Group Co. Ltd.	429,000	1,724,203
		2,028,826
TOTAL CONSUMER STAPLES		117,882,769
ENERGY - 5.9%
Energy Equipment & Services - 4.7%
Atwood Oceanics, Inc. (a)	4,100	68,019
BJ Services Co.	313,000	3,114,350
Dresser-Rand Group, Inc. (a)	650,800	14,382,680
ENSCO International, Inc.	165,968	4,381,555
Helix Energy Solutions Group, Inc. (a)	280,134	1,439,889
Helmerich & Payne, Inc.	120,950	2,754,032
Nabors Industries Ltd. (a)	1,340,467	13,391,265
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Newpark Resources, Inc. (a)	2,060,534	$ 5,213,151
Noble Corp.	37,500	903,375
Parker Drilling Co. (a)	1,414,832	2,603,291
Patterson-UTI Energy, Inc.	287,363	2,574,772
Weatherford International Ltd. (a)	1,116,540	12,360,098
		63,186,477
Oil, Gas & Consumable Fuels - 1.2%
Forest Oil Corp. (a)	129,300	1,700,295
Oil Search Ltd.	269,409	989,625
Pioneer Natural Resources Co.	809,192	13,327,392
		16,017,312
TOTAL ENERGY		79,203,789
FINANCIALS - 8.5%
Capital Markets - 0.9%
Franklin Resources, Inc.	200	10,774
JAFCO Co. Ltd.	27,400	494,164
Janus Capital Group, Inc.	775,751	5,158,744
Marusan Securities Co. Ltd. (d)	764,300	3,963,773
W.P. Carey & Co. LLC	92,873	2,060,852
		11,688,307
Commercial Banks - 0.6%
Bank of Baroda	169,433	783,916
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	112,300	552,516
The Jammu & Kashmir Bank Ltd.	101	626
Union Bank of India	2,154,477	6,246,149
		7,583,207
Insurance - 5.8%
Admiral Group PLC	59,816	732,508
AFLAC, Inc.	7,400	143,264
Axis Capital Holdings Ltd.	300	6,762
Old Republic International Corp.	2,182,341	23,612,930
Presidential Life Corp.	214,241	1,668,937
Progressive Corp. (a)	533,556	7,170,993
Protective Life Corp.	304,183	1,596,961
Reinsurance Group of America, Inc.	845,304	27,379,397
The Chubb Corp.	368,741	15,605,119
		77,916,871
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.9%
CapitaMall Trust (d)	12,602,700	$ 10,977,424
Digital Realty Trust, Inc.	29,800	988,764
		11,966,188
Real Estate Management & Development - 0.3%
Ayala Land, Inc.	3,521,280	416,072
Cyrela Commercial Properties SA Empreendimentos e Participações	220	730
Housing Development and Infrastructure Ltd.	426,932	689,938
Iguatemi Empresa de Shopping Centers SA	408,400	2,438,603
New World China Land Ltd.	2,364,400	805,375
Songbird Estates PLC Class B (a)	140,800	52,525
SPG Land (Holdings) Ltd.	283,000	37,609
		4,440,852
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	39	1,088
TOTAL FINANCIALS		113,596,513
HEALTH CARE - 17.4%
Biotechnology - 0.5%
3SBio, Inc. sponsored ADR (a)	55,300	374,381
Celera Corp. (a)	100	763
Grifols SA	379,541	5,469,348
Sangamo Biosciences, Inc. (a)	53,268	225,324
		6,069,816
Health Care Equipment & Supplies - 6.2%
Abcam PLC	111,300	970,136
Angiodynamics, Inc. (a)	100	1,124
Becton, Dickinson & Co.	162,778	10,945,193
Boston Scientific Corp. (a)	1,049,963	8,347,206
Covidien Ltd.	288,064	9,575,247
DENTSPLY International, Inc.	49,845	1,338,338
Edwards Lifesciences Corp. (a)	224,659	13,621,075
Kinetic Concepts, Inc. (a)	881,083	18,608,473
Mingyuan Medicare Development Co. Ltd.	39,240,000	2,354,263
Quidel Corp. (a)	116,573	1,074,803
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,172,000	3,867,337
Steris Corp.	526,234	12,250,728
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ThermoGenesis Corp. (a)	95,720	$ 57,432
Vascular Solutions, Inc. (a)	21,668	132,608
		83,143,963
Health Care Providers & Services - 3.0%
American CareSource Holdings, Inc. (a)	65,396	500,933
Centene Corp. (a)	339,535	6,118,421
Henry Schein, Inc. (a)	43,600	1,744,436
IPC The Hospitalist Co., Inc. (a)	95,028	1,808,383
Laboratory Corp. of America Holdings (a)	186,319	10,897,798
LifePoint Hospitals, Inc. (a)	116,793	2,436,302
Medial Saude SA	196,000	451,235
Message Co. Ltd. (d)	404	518,408
Quest Diagnostics, Inc.	165,200	7,843,696
ResCare, Inc. (a)	483,183	7,035,144
U.S. Physical Therapy, Inc. (a)	77,901	754,082
		40,108,838
Health Care Technology - 4.4%
Allscripts Healthcare Solutions, Inc. (d)	971,963	10,001,499
athenahealth, Inc. (a)(d)	263,717	6,358,217
Cerner Corp. (a)(d)	789,454	34,712,292
Eclipsys Corp. (a)	531,025	5,384,594
HLTH Corp. (a)	220,345	2,280,571
		58,737,173
Life Sciences Tools & Services - 2.0%
Albany Molecular Research, Inc. (a)	100	943
Bio-Rad Laboratories, Inc. Class A (a)	23,112	1,523,081
Harvard Bioscience, Inc. (a)	468,762	1,396,911
QIAGEN NV (a)	417,231	6,659,007
Thermo Fisher Scientific, Inc. (a)	459,344	16,384,800
		25,964,742
Pharmaceuticals - 1.3%
Aspen Pharmacare Holdings Ltd.	32,300	155,449
Endo Pharmaceuticals Holdings, Inc. (a)	968,920	17,130,506
		17,285,955
TOTAL HEALTH CARE		231,310,487
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 6.5%
Air Freight & Logistics - 0.0%
Transport Corp. of India Ltd.	22,645	$ 14,922
Building Products - 0.1%
Asahi Glass Co. Ltd.	120,000	636,979
Blue Star Ltd.	264,064	809,897
		1,446,876
Commercial Services & Supplies - 0.8%
Cintas Corp.	296,377	7,326,439
Fuel Tech, Inc. (a)(d)	168,264	1,760,041
R.R. Donnelley & Sons Co.	53,328	390,894
Republic Services, Inc.	15,300	262,395
Taiwan Secom Co.	1,000	1,360
The Brink's Co.	39,357	1,041,386
		10,782,515
Construction & Engineering - 0.1%
Insituform Technologies, Inc. Class A (a)	60,928	952,914
Maire Tecnimont SpA	164,000	338,269
		1,291,183
Electrical Equipment - 1.4%
Cooper Industries Ltd. Class A	362,314	9,369,440
Fortune Electric Co. Ltd.	498,750	478,394
Neo-Neon Holdings Ltd.	6,497,000	1,165,201
PowerSecure International, Inc. (a)	86,339	295,279
Q-Cells SE (a)(d)	303,900	5,925,212
Thomas & Betts Corp. (a)	61,100	1,528,722
		18,762,248
Industrial Conglomerates - 0.1%
Max India Ltd. (a)	1,081,686	2,107,450
Machinery - 2.7%
AGCO Corp. (a)	965,997	18,933,541
Badger Meter, Inc.	12,200	352,458
Bell Equipment Ltd.	3,076	1,786
Cummins, Inc.	238,178	6,061,630
EVA Precision Industrial Holdings Ltd.	2,178,000	132,078
K-Tron International, Inc. (a)	16,300	988,921
Miura Co. Ltd.	41,100	927,611
NGK Insulators Ltd.	348,000	5,442,098
Nippon Thompson Co. Ltd.	261,000	882,591
R. STAHL AG	12,440	210,658
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Uzel Makina Sanayi AS	101,200	$ 23,737
Weichai Power Co. Ltd. (H Shares)	676,800	1,475,775
		35,432,884
Professional Services - 0.8%
JobStreet Corp. Bhd	661,900	177,987
Manpower, Inc.	130,600	4,117,818
Michael Page International PLC	1,176,907	3,102,851
Randstad Holdings NV	162,340	2,755,520
		10,154,176
Road & Rail - 0.5%
CSX Corp.	276,366	7,144,061
TOTAL INDUSTRIALS		87,136,315
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 2.2%
Alvarion Ltd. (a)	100	331
Comtech Telecommunications Corp. (a)	290,590	7,197,914
Juniper Networks, Inc. (a)	931,424	14,027,245
MIC Electronics Ltd.	470,196	166,656
Polycom, Inc. (a)	524,674	8,074,733
Sandvine Corp. (a)	420,600	250,268
ZTE Corp. (H Shares)	48,400	197,023
		29,914,170
Computers & Peripherals - 0.3%
ASUSTeK Computer, Inc.	575,164	604,232
Gemalto NV (a)	108,300	3,092,531
Lenovo Group Ltd. ADR	2,700	12,474
		3,709,237
Electronic Equipment & Components - 0.8%
Ingenico SA	230,300	3,823,412
Ingenico SA (a)	87,700	1,455,984
Lumax International Corp. Ltd.	111,100	129,156
MTS Systems Corp.	70,921	1,613,453
Trimble Navigation Ltd. (a)	200	3,056
Vishay Intertechnology, Inc. (a)	1,106,297	3,849,914
		10,874,975
Internet Software & Services - 0.9%
eBay, Inc. (a)	126,079	1,583,552
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
F@N Communications, Inc. (d)	76	$ 99,960
GigaMedia Ltd. (a)	375,210	2,071,159
LoopNet, Inc. (a)	190	1,155
Rediff.com India Ltd. sponsored ADR (a)	200	372
ValueClick, Inc. (a)	309,038	2,629,913
VeriSign, Inc. (a)	200,953	3,791,983
WebMD Health Corp. Class A (a)	69,933	1,559,506
		11,737,600
IT Services - 3.7%
Accenture Ltd. Class A	539,307	14,825,549
Affiliated Computer Services, Inc. Class A (a)	497,818	23,840,504
Cap Gemini SA	64,400	2,071,606
Datacash Group PLC	46,800	137,655
Perot Systems Corp. Class A (a)	593,023	7,638,136
SRA International, Inc. Class A (a)	62,056	912,223
		49,425,673
Semiconductors & Semiconductor Equipment - 2.5%
Aixtron AG	200	1,033
Cree, Inc. (a)	250	5,883
Disco Corp. (d)	40,200	1,003,371
Formosa Epitaxy, Inc.	2,642,806	1,580,933
International Rectifier Corp. (a)	2,300	31,073
Kontron AG	580,879	5,601,050
Opto Technology Corp.	1,340,418	703,092
PMC-Sierra, Inc. (a)	1,627,953	10,386,340
Richtek Technology Corp.	333,400	1,571,946
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	1,671,500	9,694,700
Veeco Instruments, Inc. (a)	379,524	2,531,425
		33,110,846
Software - 6.2%
Adobe Systems, Inc. (a)	64,030	1,369,602
Aspen Technology, Inc. (a)	101,785	711,477
Autonomy Corp. PLC (a)	252,512	4,728,070
DemandTec, Inc. (a)	10,200	89,250
Epicor Software Corp. (a)	195,015	743,007
Global Digital Creations Holdings Ltd. (a)	662,000	11,616
Kingdee International Software Group Co. Ltd.	4,308,000	555,839
Longtop Financial Technologies Ltd. ADR (a)(d)	1,063,400	22,575,982
Manhattan Associates, Inc. (a)	102,580	1,776,686
Quality Systems, Inc.	9,738	440,645
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	820,545	$ 32,436,144
Solera Holdings, Inc. (a)	60,770	1,505,881
Symantec Corp. (a)	465,172	6,949,670
Ubisoft Entertainment SA (a)	435,800	7,964,395
Yedang Online Corp. (a)	52,957	325,895
		82,184,159
TOTAL INFORMATION TECHNOLOGY		220,956,660
MATERIALS - 6.4%
Chemicals - 1.6%
Asian Paints India Ltd.	133	2,071
FMC Corp.	118,473	5,110,925
Sensient Technologies Corp.	677,074	15,911,239
		21,024,235
Containers & Packaging - 1.2%
Ball Corp.	335,632	14,566,429
Greif, Inc. Class A	54,550	1,815,970
		16,382,399
Metals & Mining - 3.6%
Africa Cellular Towers Ltd. (a)	800	76
Agnico-Eagle Mines Ltd.	72,900	4,191,410
Centerra Gold, Inc. (a)	119,700	426,398
Eldorado Gold Corp. (a)	1,837,700	16,620,873
Great Basin Gold Ltd. (a)	1,298,900	1,669,418
IAMGOLD Corp.	937,300	8,090,622
Kinross Gold Corp.	48,800	886,991
Lihir Gold Ltd. (a)	914,989	2,069,702
Minefinders Corp. Ltd. (a)	361,500	2,836,475
Newcrest Mining Ltd.	332,790	7,658,959
Northgate Minerals Corp. (a)	3,400	4,613
Yamana Gold, Inc.	409,533	3,824,192
		48,279,729
TOTAL MATERIALS		85,686,363
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
LG Dacom Corp.	29,820	$ 381,414
Verizon Communications, Inc.	814,598	24,600,860
		24,982,274
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (a)	496,730	3,382,731
Multi-Utilities - 0.1%
Sempra Energy	35,300	1,632,272
TOTAL UTILITIES		5,015,003
TOTAL COMMON STOCKS (Cost $1,464,240,766)		1,260,705,550
Nonconvertible Bonds - 0.6%
	Principal Amount
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	$ 185,000	183,150
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Southwestern Energy Co. 7.5% 2/1/18 (e)	2,150,000	2,042,500
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sun Healthcare Group, Inc. 9.125% 4/15/15	540,000	502,200
MATERIALS - 0.4%
Containers & Packaging - 0.4%
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	1,845,000	1,840,388
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	2,940,000	2,962,050
		4,802,438
TOTAL NONCONVERTIBLE BONDS (Cost $6,966,034)		7,530,288
Money Market Funds - 11.5%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b)	81,292,494	$ 81,292,494
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	71,001,620	71,001,620
TOTAL MONEY MARKET FUNDS (Cost $152,294,114)		152,294,114
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $1,623,500,914)		1,420,529,952
NET OTHER ASSETS - (6.8)%		(89,866,872)
NET ASSETS - 100%		$ 1,330,663,080
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,042,500 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 189,965
Fidelity Securities Lending Cash Central Fund	325,233
Total	$ 515,198
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,420,529,952	$ 1,329,517,482	$ 90,987,409	$ 25,061
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 43,718
Total Realized Gain (Loss)	(195,107)
Total Unrealized Gain (Loss)	198,722
Cost of Purchases	-
Proceeds of Sales	(10,656)
Amortization/Accretion	-
Transfer in/out of Level 3	(11,616)
Ending Balance	$ 25,061

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,644,997,458. Net unrealized depreciation aggregated $224,467,506, of which $98,711,020 related to appreciated investment securities and $323,178,526 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 29, 2009